UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        July 12, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $215,229
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                       TITLE
                                         OF               VALUE     SHRS OR            INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                         CLASS    CUSIP   (X$1000)    PRN AMT    SH/ PRN DISCRETIONSOLE SHARED  NONE
UNION PACIFIC CORPORATION               COM   907818108  10,130      84,906       SH      SOLE                 84,906
EXXON MOBIL CORPORATION                 COM   30231G102  10,081     117,812       SH      SOLE                117,812
INTERNATIONAL BUSINESS MACHINE          COM   459200101   9,349      47,800       SH      SOLE                 47,800
WAL-MART STORES                         COM   931142103   9,086     130,324       SH      SOLE                130,324
PHILIP MORRIS INTERNATIONAL             COM   718172109   7,984      91,500       SH      SOLE                 91,500
PEPSICO INCORPORATED                    COM   713448108   7,610     107,700       SH      SOLE                107,700
CATERPILLAR TRACTOR CO                  COM   149123101   7,574      89,200       SH      SOLE                 89,200
ORACLE CORP                             COM   68389X105   7,247     244,000       SH      SOLE                244,000
INTEL CORP                              COM   458140100   6,545     245,600       SH      SOLE                245,600
BERKSHIRE HATHAWAY                      COM   084670108   6,497        52         SH      SOLE                   52
ROYAL DUTCH SHELL PLC - ADR A           ADR   780259206   6,204      92,000       SH      SOLE                 92,000
BHP BILLITON LTD - SPON ADR             ADR   088606108   5,929      90,800       SH      SOLE                 90,800
SCHLUMBERGER LTD                        COM   806857108   5,719      88,100       SH      SOLE                 88,100
AMERICAN EXPRESS COMPANY                COM   025816109   5,512      94,700       SH      SOLE                 94,700
PROCTER & GAMBLE CO                     COM   742718109   5,433      88,700       SH      SOLE                 88,700
AMETEK INC                              COM   031100100   5,355     107,300       SH      SOLE                107,300
ABBOTT LABS                             COM   002824100   5,138      79,700       SH      SOLE                 79,700
MEAD JOHNSON NUTRITION CO               COM   582839106   4,959      61,600       SH      SOLE                 61,600
COVIDIEN LTD                            COM   G2554F113   4,836      90,400       SH      SOLE                 90,400
GENERAL ELECTRIC COMPANY                COM   369604103   4,762     228,500       SH      SOLE                228,500
3M COMPANY                              COM   88579Y101   4,480      50,000       SH      SOLE                 50,000
VISA INC/A                              COM   92826C839   3,944      31,900       SH      SOLE                 31,900
ENBRIDGE INC.                           COM   29250N105   3,752      94,000       SH      SOLE                 94,000
YUM BRANDS INC                          COM   988498101   3,582      55,600       SH      SOLE                 55,600
EMERSON ELECTRIC CO                     COM   291011104   3,535      75,900       SH      SOLE                 75,900
LOWE'S CORP                             COM   548661107   3,527     124,000       SH      SOLE                124,000
JM SMUCKER CO                           COM   832696405   3,497      46,300       SH      SOLE                 46,300
ILLINOIS TOOL WORKS                     COM   452308109   3,491      66,000       SH      SOLE                 66,000
CME GROUP INC                           COM   12572Q105   3,056      11,400       SH      SOLE                 11,400
MERCK & CO.                             COM   58933Y105   3,010      72,100       SH      SOLE                 72,100
TARGET CORP                             COM   87612E106   2,950      50,700       SH      SOLE                 50,700
CISCO SYSTEMS INC                       COM   17275R102   2,933     170,800       SH      SOLE                170,800
PRAXAIR INC                             COM   74005P104   2,925      26,900       SH      SOLE                 26,900
EXPRESS SCRIPTS HOLDING CO              COM   30219G108   2,813      50,382       SH      SOLE                 50,382
PFIZER INC                              COM   717081103   2,758     119,900       SH      SOLE                119,900
HSBC HOLDINGS PLC-SPONS ADR             ADR   404280406   2,670      60,500       SH      SOLE                 60,500
ENBRIDGE ENERGY MANAGEMENT LLC          COM   29250X103   2,666      83,392       SH      SOLE                 83,392
BP P.L.C.                               ADR   055622104   2,598      64,082       SH      SOLE                 64,082
FRANKLIN RESOURCES                      COM   354613101   2,364      21,300       SH      SOLE                 21,300
KOHL'S CORP                             COM   500255104   2,256      49,600       SH      SOLE                 49,600
VERISK ANALYTICS INC - CLASS A          COM   92345Y106   2,138      43,400       SH      SOLE                 43,400
HOSPIRA INC                             COM   441060100   1,885      53,900       SH      SOLE                 53,900
ENSCO PLC-CL A                        SHS CLASG3157S106   1,827      38,900       SH      SOLE                 38,900
AVON PRODUCTS                           COM   054303102   1,746     107,700       SH      SOLE                107,700
FLOWSERVE CORP                          COM   34354P105   1,698      14,800       SH      SOLE                 14,800
TEVA PHARMACEUTICAL INDUSTRIES LTD      ADR   881624209   1,582      40,100       SH      SOLE                 40,100
ITC HOLDINGS CORP                       COM   465685105   1,426      20,700       SH      SOLE                 20,700
HEWLETT-PACKARD CO.                     COM   428236103   1,404      69,800       SH      SOLE                 69,800
ECOLAB INC                              COM   278865100   1,327      19,366       SH      SOLE                 19,366
WEATHERFORD INTERNATIONAL               COM   H27013103    922       73,000       SH      SOLE                 73,000
ALERE INC                               COM   01449J105    515       26,500       SH      SOLE                 26,500

GRAND TOTALS                                              215,229     4,013,616

